Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended									12 Months Ended
	Oct. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock, Shares authorized										10,000,000	10,000,000
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Common stock, shares authorized										500,000,000	500,000,000
Common stock, shares issued										111,677,771	72,068,059
Common stock, shares outstanding										111,677,771	72,068,059
Dividends declared or paid										$ 0
Issuance of common stock										1,337,245
Issuance of common stock, value										$ 674	$ 1,314
Proceeds from issuance of common stock										320,304,000	53,091,000
Share issuance costs										17,965,000	3,648,000
Cash payment for issuance of common stock										400,000
Stock based compensation expense										$ 16,024,000	$ 8,561,000
Warrants outstanding										69,778	1,516,297
Common Stock Warrants [Member]
Class of Stock [Line Items]
Issuance of common stock, value					$ 4,900,000		$ 300,000		$ 5,500,000
Common stock shares of warrant agreements		151,741	151,741		1,294,778		151,741		3,164,557
Description of common stock warrant										The Inducement Warrant vests in October 2024 and expires in October 2029
Issuance of common stock determined									$ 2,800,000
Shares issued		123,497	123,497
Inducement Warrant [Member]
Class of Stock [Line Items]
Exercise price per share									$ 3.9
Common stock shares of warrant agreements									1,225,000
Commission Warrant [Member]
Class of Stock [Line Items]
Common stock shares of warrant agreements											221,519
Issuance of common stock determined											$ 700,000
Fair value liability											800,000
Change in fair value of share liability											$ 10,000.00
July 2024 [Member]
Class of Stock [Line Items]
Issuance of common stock								13,800,000
Proceeds from issuance of common stock								$ 34,500,000
Share issuance costs								$ 2,200,000
Fair value of per share								$ 2.5
November 2024 [Member]
Class of Stock [Line Items]
Issuance of common stock						2,754,250
Proceeds from issuance of common stock						$ 18,600,000
Share issuance costs						$ 1,500,000
Fair value of per share						$ 6.75
June 2025 [Member]
Class of Stock [Line Items]
Issuance of common stock				7,518,797
Proceeds from issuance of common stock				$ 46,800,000
Fair value of per share				$ 6.65
July 2025 [Member]
Class of Stock [Line Items]
Issuance of common stock			7,500,000
Proceeds from issuance of common stock			$ 56,300,000
Fair value of per share			$ 8
October 2025 [Member]
Class of Stock [Line Items]
Issuance of common stock	17,167,380
Proceeds from issuance of common stock	$ 199,300,000
Fair value of per share	$ 12.25